Fees Summary	Aug. 01, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,000,000,000	[1]
Total Fee Amount	295,200
Net Fee	$ 295,200

[1]	Pursuant to Instruction 2.A(iii)(c) of Item 16(b) of Form S-3, this information is not required to be included. An indeterminate amount of class A common stock is being registered as may from time to time be offered or sold hereunder at indeterminate prices. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split or stock dividend. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all registration fees other than the registration fee due in connection with $2,000,000,000 of shares of Class A common stock that may be issued and sold from time to time under the sales agreement prospectus included in this registration statement. Any subsequent registration fees will be paid on a pay-as-you-go basis.